ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 3. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At December 31, 2013 and March 31, 2014, accounts payable and accrued expenses consisted of the following:

	2013	2014
Accounts payable	$89,666	$116,479
Accrued property taxes	196,141	61,359
Accrued legal fees	61,372	107,677
	$347,179	$285,515

NOTE 4. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At December 31, 2012 and 2013, accounts payable and accrued expenses consisted of the following:

	2012	2013
Accounts payable	$—	$89,666
Accrued property taxes	—	196,141
Accrued legal fees	119,978	61,372
	$119,978	$347,179